Pending Business Combination (Tables)	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Business Acquisition, Pro Forma Information
Pro forma information for the periods ended June 30, 2017 and December 31, 2016 was as follows:

	For the six	For the year
	months ended	ended
	June 30, 2017	December 31, 2016
(Dollars in thousands, except per share data)	(Unaudited)	(Unaudited)
Pro Forma Condensed Combined Income Statement Information
Net interest income	$204,518	$387,725
Provision for loan and lease losses	834	10,140
Income before income taxes	92,591	170,132
Net income	65,884	119,661

	As of June 30, 2017
	(Unaudited)
Pro Forma Condensed Combined Balance Sheet Information
Loans and leases, net	$8,818,392
Total assets	13,806,092
Deposits	9,987,298
Total shareholders' equity	1,913,682